Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Computation Of Basic And Diluted Earnings Per Share

	For the Year Ended December 31,
(In thousands, except per share data)	2012	2011	2010

Distributed earnings allocated to common stock	$20,603	$20,102	$20,956
Undistributed earnings allocated to common stock	18,034	20,280	17,767
Net earnings allocated to common shareholders	$38,637	$40,382	$38,723

Average shares outstanding	14,714	15,055	15,589

Effect of dilutive securities:
Employee stock options	82	75	62

Shares for diluted earnings per share	14,796	15,130	15,651

Basic earnings per share	$2.63	$2.68	$2.48
Diluted earnings per share	$2.61	$2.67	$2.47